Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 5,849	¥ 0
Loan forgiveness or debt to equity swaps charge-offs		22,757	0
Interest rate reduction and/or postponement of principal and/or interest		472,594	426,021
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	5,849	0
Loan forgiveness or debt to equity swaps charge-offs		22,757	0
Interest rate reduction and/or postponement of principal and/or interest		451,388	345,132
Domestic | Housing loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		4,996	14,690
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		10,288	9,130
Domestic | Large companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	5,849	0
Loan forgiveness or debt to equity swaps charge-offs		22,757	0
Interest rate reduction and/or postponement of principal and/or interest		375,248	264,952
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		60,856	54,760
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest			1,600
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-offs		0	0
Interest rate reduction and/or postponement of principal and/or interest		¥ 21,206	¥ 80,889

[1]	Amounts represent the book values of loans immediately after the restructurings.